Investment Securities, Available-for-sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 893,821	$ 905,846
Gross Unrealized Gains	467	6,903
Gross Unrealized Losses	30,534	657
Total securities available for sale	863,754	912,092
U. S. government sponsored enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	200,531	262,063
Gross Unrealized Gains	22	1,055
Gross Unrealized Losses	1,724	10
Total securities available for sale	198,829	263,108
State and political subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	7,623	25,815
Gross Unrealized Gains	135	642
Gross Unrealized Losses	0	0
Total securities available for sale	7,758	26,457
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	552,230	515,322
Gross Unrealized Gains	267	3,982
Gross Unrealized Losses	20,048	528
Total securities available for sale	532,449	518,776
Corporate bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	10,429	26,312
Gross Unrealized Gains	43	336
Gross Unrealized Losses	1	119
Total securities available for sale	10,471	26,529
Small Business Administration-guaranteed participation securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	111,383	75,674
Gross Unrealized Gains	0	888
Gross Unrealized Losses	8,354	0
Total securities available for sale	103,029	76,562
Mortgage-backed securities and collateralized mortgage obligations-Commercial [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	10,965
Gross Unrealized Gains	0
Gross Unrealized Losses	407
Total securities available for sale	10,558
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	650	650
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Total securities available for sale	650	650
Debt securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	893,811	905,836
Gross Unrealized Gains	467	6,903
Gross Unrealized Losses	30,534	657
Total securities available for sale	863,744	912,082
Equity securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	10	10
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Total securities available for sale	$ 10	$ 10